Income Taxes - Schedule of Income Tax Recognized in Profit or Loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	[1]	Dec. 31, 2022 [1]
Schedule of Income Tax Recognized in Profit or Loss [Abstract]
Current tax	$ 752,566	$ 645,521		$ 533,522
Deferred tax (benefit) expense	(283,306)	(265,498)	[2]	(16,602)
Income tax recognized in profit or loss	$ 469,260	$ 380,023		$ 516,920

[1]	Details of the restatement are shown in note 2b.
[2]	Restatement of the 2023 consolidated statement of financial position and consolidated statement of profit or loss and other comprehensive income, resulting from the adjustment for recognition of Jafra México’s right-of-use and office lease liabilities in the correct period as of the May 1, 2023, transaction date.